CONSOLIDATED STATEMENTS OF OPERATIONS (FY) (Parentheticals) - Class B Ordinary Shares [Member] - shares		9 Months Ended
	Jun. 13, 2024	Dec. 31, 2024
Number of shares no longer subject to forfeiture (in Shares)	281,250
Maximum [Member]
Number of shares subject to forfeiture (in Shares)		281,250